Organization and Business Operations - Schedule Merger Agreement Based On Common Stock Outstanding (Details) - shares	Mar. 31, 2017	Dec. 31, 2016	Nov. 15, 2016	Dec. 31, 2015
Shares of Marina common stock outstanding as of November 15, 2016	89,771,379	89,771,379		58,392,827
Shares of Marina common stock issued to IThena upon closing of transaction	97,099,877	89,771,379		58,392,827
Merger Agreement [Member]
Shares of Marina common stock outstanding as of November 15, 2016			31,378,551
Divided by the percentage of Marina ownership of combined company			35.00%
Adjusted total shares of common stock of combined company			89,771,379
Multiplied by the assumed percentage of IThena ownership of combined company			65.00%
Shares of Marina common stock issued to IThena upon closing of transaction			58,392,828